Stock Options and Warrants (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Stock Option Estimation under Black-Sholes Model

The risk-free rate is based on the U.S. Treasury bill yield curve in effect at the time of grant for the expected term of the option. The expected term of options granted represents the period of time that the options are expected to be outstanding. Expected volatilities are based on historical volatilities of selected technology stock mutual funds. The dividend yield was zero since the Company will not be paying dividends for the foreseeable future.

Range of risk-free interest rates	1.62% - 3.19%
Expected term of options in years	5.839 – 6.5058
Range of expected volatility	34.74% – 38.42%

The risk-free rate is based on the U.S. Treasury bill yield curve in effect at the time of grant for the expected term of the option. The expected term of options granted represents the period of time that the options are expected to be outstanding. Expected volatilities are based on historical volatilities of selected technology stock mutual funds. The dividend yield was zero since the Company will not be paying dividends for the foreseeable future.

Range of risk-free interest rates	1.62% - 3.19%
Expected term of options in years	5.839 – 6.5058
Range of expected volatility	34.74% – 38.42%

Summary of Option Activity

A summary of option activity for the years ended December 31, 2011 and 2010 follows:

	For the year ended December 31,
	2011		2010
	Shares	Weighted Average Exercise Price	Shares	Weighted Average Exercise Price
Outstanding at the beginning of the year	2,803,104	$0.209	1,533,304	$0.245
Granted	—	$—	2,160,000	$0.226
Exercised	—	$—	—	$—
Forfeited and expired	(440,000)	$0.324	(890,200)	$0.311

Outstanding at the end of the year	2,363,104	$0.188	2,803,104	$0.209

Exercisable at the end of the year	1,153,104	$0.225	761,104	$0.272

A summary of option activity for the years ended December 31, 2011 and 2010 follows:

	For the year ended December 31,
	2011		2010
	Shares	Weighted Average Exercise Price	Shares	Weighted Average Exercise Price
Outstanding at the beginning of the year	2,803,104	$0.209	1,533,304	$0.245
Granted	—	$—	2,160,000	$0.226
Exercised	—	$—	—	$—
Forfeited and expired	(440,000)	$0.324	(890,200)	$0.311

Outstanding at the end of the year	2,363,104	$0.188	2,803,104	$0.209

Exercisable at the end of the year	1,153,104	$0.225	761,104	$0.272

Common Stock Options Outstanding and Exercisable

Common stock options outstanding and exercisable at December 31, 2011 were as follows:

For the year ended December 31, 2011
	Options Outstanding		Options Exercisable
Exercise Prices	Number Outstanding	Weighted Average Years of Remaining Contractual Life	Number Outstanding
$0.125	1,623,104	8.59	583,104
$0.25	240,000	7.07	160,000
$0.325	340,000	2.38	340,000
$0.375	120,000	8.67	30,000
$0.625	40,000	3.48	40,000

Total	2,363,104		1,153,104

Common stock options outstanding and exercisable at December 31, 2010 were as follows:

For the year ended December 31, 2010
	Options Outstanding		Options Exercisable
Exercise Prices	Number Outstanding	Weighted Average Years of Remaining Contractual Life	Number Outstanding
$0.125	1,623,104	9.53	213,104
$0.25	240,000	8.01	120,000
$0.3125	360,000	9.62	48,000
$0.325	340,000	3.32	340,000
$0.375	200,000	9.37	—
$0.625	40,000	4.42	40,000

Total	2,803,104		761,104

Stock options outstanding and exercisable at December 31, 2011 were as follows:

For the year ended December 31, 2011
	Options Outstanding		Options Exercisable
Exercise Prices	Number Outstanding	Weighted Average Years of Remaining Contractual Life	Number Outstanding
$0.125	1,623,104	8.59	583,104
$0.25	240,000	7.07	160,000
$0.325	340,000	2.38	340,000
$0.375	120,000	8.67	30,000
$0.625	40,000	3.48	40,000

Total	2,363,104		1,153,104

Stock options outstanding and excercisable at December 31, 2010 were as follows:

For the year ended December 31, 2010
	Options Outstanding		Options Exercisable
Exercise Prices	Number Outstanding	Weighted Average Years of Remaining Contractual Life	Number Outstanding
$0.125	1,623,104	9.53	213,104
$0.25	240,000	8.01	120,000
$0.3125	360,000	9.62	48,000
$0.325	340,000	3.32	340,000
$0.375	200,000	9.37	—
$0.625	40,000	4.42	40,000

Total	2,803,104		761,104

Shares Issuable upon Exercise of Warrants

Therefore, shares that may potentially be issued upon the exercise of warrants as a result of subscriptions received by the Company through June 30, 2012 are as follows:

	Number of shares potentially issuable	Weighted average exercise price
Balance, December 31, 2011	—	$—

Issued in fulfillment of subscriptions	3,000,000	0.75
Exercised	—	—

Balance, June 30, 2012	3,000,000	$0.75

Remaining Number of Years and Weighted Average Term to Expiration of Outstanding Warrants

At June 30, 2012, the remaining number of years to expiration and the weighted average term to expiration for the 3,000,000 outstanding warrants related to subscriptions that had been fulfilled through that date were as follows:

Expiration Date	Number of shares potentially issuable	Remaining years to expiration and weighted average	Fair Value of Warrants
October 26, 2016	200,000	4.33	$22,958
November 1, 2016	50,000	4.34	5,630
December 4, 2016	200,000	4.43	22,575
December 27, 2016	200,000	4.50	22,547
February 13, 2017	50,000	4.63	5,601
February 27, 2017	100,000	4.67	11,224
March 12, 2017	250,000	4.70	28,201
April 4, 2017	150,000	4.76	17,059
April 22, 2017	250,000	4.81	28,095
May 9, 2017	500,000	4.86	55,874
May 14, 2017	1,050,000	4.87	117,039

	3,000,000	4.74	$336,802

Black-Scholes Valuation Assumption of Warrants Issued

The following assumptions were used for the Black-Scholes valuation of the warrants issued:

Assumption
Dividend rate	0%
Annualized volatility	39.00%
Risk free interest rate	0.73% - 1.20%
Expected life of warrants (years)	5.00